Share-based payments - Disclosure of movements in options and awards (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
DSVP / SVP
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	445,673,000	370,505,000
Transfers in the year (in shares)	214,000	(3,742,000)
Granted in the year (in shares)	208,395,000	264,257,000
Exercised/released in the year (in shares)	(179,285,000)	(162,958,000)
Less: forfeited in the year (in shares)	(39,177,000)	(22,389,000)
Less: expired in the year (in shares)	0	0
Outstanding at end of year (in shares)	435,820,000	445,673,000
Number of options exercisable (in shares)	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.61
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.68	£ 1.61
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	47,610,000	47,480,000
Transfers in the year (in shares)	9,700,000	2,048,000
Granted in the year (in shares)	100,831,000	93,160,000
Exercised/released in the year (in shares)	(102,130,000)	(90,696,000)
Less: forfeited in the year (in shares)	(4,112,000)	(4,017,000)
Less: expired in the year (in shares)	(536,000)	(365,000)
Outstanding at end of year (in shares)	51,363,000	47,610,000
Number of options exercisable (in shares)	11,898,000	5,541,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Number of options exercisable (in shares)	7,311,220
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 0.97	£ 0.95
Transfers in the year, weighted average exercise price (in GBP per share) | £ / shares	0	0
Granted in the year, weighted average exercise price (in GBP per share) | £ / shares	1.17	1.33
Exercised/released in the year, weighted average exercise price (in GBP per share) | £ / shares	0.88	1.18
Less: forfeited in the year, weighted average exercise price (in GBP per share) | £ / shares	1.17	0.99
Less: expired in the year, weighted average exercise price (in GBP per share) | £ / shares	1.47	1.19
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	1.05	0.97
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 0.87	£ 1.21